Financial Risk Management Objective and Policies (Details) - Schedule of maturities of the group’s undiscounted financial liabilities based on contractual payment dates - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management Objective and Policies (Details) - Schedule of maturities of the group’s undiscounted financial liabilities based on contractual payment dates [Line Items]
Bank overdraft	$ 17,432	$ 6,459
Lease liability	284,343	318,413
Trade and other payables	15,834,354	13,973,417
Total	16,136,129	14,299,289
On demand [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of maturities of the group’s undiscounted financial liabilities based on contractual payment dates [Line Items]
Bank overdraft	17,432	6,459
Lease liability
Trade and other payables
Total	17,432	6,459
Less than 3 months [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of maturities of the group’s undiscounted financial liabilities based on contractual payment dates [Line Items]
Bank overdraft
Lease liability
Trade and other payables	6,075,269	5,374,423
Total	6,075,269	5,374,423
3 months to 1 year [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of maturities of the group’s undiscounted financial liabilities based on contractual payment dates [Line Items]
Bank overdraft
Lease liability	140,416	79,214
Trade and other payables	9,759,085	8,598,994
Total	9,899,501	8,678,208
1 to 5 years [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of maturities of the group’s undiscounted financial liabilities based on contractual payment dates [Line Items]
Bank overdraft
Lease liability	143,927	240,199
Trade and other payables
Total	$ 143,927	$ 240,199